Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	6,000,000,000	6,000,000,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, authorized	4,900,000,000	4,900,000,000
Ordinary shares,issued	2,340,462,712	327,616,985
Ordinary shares,outstanding	2,340,462,712	327,616,985
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, authorized	1,100,000,000	1,100,000,000
Ordinary shares,issued	97,722,525	24,468,652
Ordinary shares,outstanding	97,722,525	24,468,652